Assets pledged, collateral received and assets transferred - Assets pledged and collateral received (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 210,401	$ 177,878
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	81,140	73,945
Assets accepted as collateral that can be sold or repledged in the absence of default	447,101	468,798
Assets accepted as collateral and sold or repledged	246,520	304,261
Trading assets
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	64,225	63,163
Financial investments
Disclosure of financial assets [line items]
Financial assets pledged as collateral which the counterparty has the right to sell or repledge	16,915	10,782
Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets pledged as collateral	12,774	14,034
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	236	1,975
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets pledged as collateral	43,168	26,017
Debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	67,312	60,995
Equity securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	26,101	24,626
Other
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 60,810	$ 50,231